SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 6 – SUBSEQUENT EVENTS

In accordance with ASC 855, management reviewed all material events through November 10, 2016, for these financial statements and there are no material subsequent events to report, except as follows:

Subsequent to September 30, 2016, the Company sold 800,000 shares of common stock under the offering disclosed in Note 5, resulting in proceeds of $80,000 and the issuance of a warrant to purchase 80,000 shares of common stock.